Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Non Cash Transactions [Abstract]
Summary of Significant Non-cash Activities
(1)	Significant non-cash transactions for the years ended December 31, 2021, 2022 and 2023 are as follows:

Transactions		2021	2022	2023
		In millions of won
Transfer from construction-in-progress to other assets	￦	12,902,589	13,723,972	10,090,726
Recognition of asset retirement cost and related provision for decommissioning costs		2,356,805	3,497,866	(292,120)
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		455,401	417,687	379,011
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities		11,109,271	13,838,578	30,454,012
Transfer from inventory to stored nuclear fuel		908,842	738,720	827,279
Transfer of right-of-use assets due to change in accounting policy and others		78,213	197,016	261,862

Summary of Changes in Liabilities Incurred From Financing Activities
(2)	Changes in liabilities incurred from financing activities for the years ended December 31, 2022 and 2023 are as follows:

		2022
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings and debt securities	￦	80,529,513	39,193,815	—	882,037	120,605,365
Lease liabilities		4,410,503	(562,647)	109,019	206,268	4,163,143

	￦	84,940,016	38,631,168	109,019	1,088,305	124,768,508

		2023
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings and debt securities	￦	120,605,365	12,692,924	—	333,541	133,631,830
Lease liabilities		4,163,143	(574,239)	253,495	(34,519)	3,807,880

	￦	124,768,508	12,118,685	253,495	299,022	137,439,710